November 8, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C.  20549-0506

Subject:   Nationwide VLI Separate Account-4 of
           Nationwide Life Insurance Company
           SEC File No.  333-43671

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account-4 and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraph (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 21 to the Registration Statement for the Company and the Variable Account which became effective November 7, 2005.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Sincerely,


/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Assistant General Counsel
Nationwide Life Insurance Company

cc:  file